Leases - Summary Of Amounts Of Lease Liabilities And The Movements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
At the beginning of the fiscal year	$ 1,248,339	$ 816,166
Additions	380,862	674,781
Accretion of interest (see note 38)	180,785	166,048
Difference in foreign currency	292,007	370,981
Payments	(561,773)	(312,356)
Monetary effects	(364,693)	(467,281)
At the end of the fiscal year	$ 1,175,527	$ 1,248,339